SIGNIFICANT ACCOUNTING POLICIES: Inventory (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Details
Inventory cost	$ 221,548
Allowance for obsolete inventory	$ 0	$ 25,000